Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	¥ 274,643	$ 40,450	¥ 378,011
Cash flows from investing activities:
Purchase of property, plant and equipment	(11,413)	(1,681)	(12,941)
Refund of prepayment for property, plant and equipment			6,984
Proceeds from disposal of property, plant and equipment	93	14	728
Net cash used in investing activities	(11,320)	(1,667)	(5,229)
Cash flows from financing activities:
Payment for dividends to holder of non-controlling interests	(6,074)	(895)	(4,039)
Net cash used in financing activities	(6,074)	(895)	(4,039)
Effect of foreign currency exchange rate change on cash and cash equivalents	(1,119)	(165)	1,681
Net increase in cash and cash equivalents	256,130	37,723	370,424
Cash and cash equivalents at beginning of period	5,473,373	806,141	4,997,861
Cash and cash equivalents at end of period	5,729,503	843,864	5,368,285
Non-cash investing activities:
Property, plant and equipment acquired by non-current deposits	4,110	605	7,578
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 52,628	$ 7,751	¥ 38,493